Note 7 - Leases (Details) - Outstanding Balance of Prepaid Charter Hire $ in Thousands	Dec. 31, 2015 USD ($)
Outstanding Balance of Prepaid Charter Hire [Abstract]
Current portion of Prepaid bareboat charter hire	$ 1,657
Non-current portion of Prepaid bareboat charter hire	8,512
Total	$ 10,169